Discontinued Operations - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 14, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash used in operating activities		$ 17.8	$ 10.0
Cash used in investing activities		0.5	0.4
Cash provided by financing activities		$ 23.3	$ 20.4
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff | Enterprise Apps Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net assets	$ 24.2
Additional paid in capital	$ 1.2